Summary Of Significant Accounting Policies (Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Summary Of Significant Accounting Policies
Other definite-lived intangibles	$ 11.1	$ 10.6
Accumulated amortization	(5.6)	(5.1)
Other definite-lived intangible assets, net of accumulated amortization	5.5	5.5
Below-market leases	25.3	25.3
Accumulated amortization	(8.6)	(6.4)
Below market-leases, net of accumulated amortization	16.7	18.9
Above-market leases	(8.4)	(8.4)
Accumulated amortization	1.8	1.3
Above-market leases, net of accumulated amortization	$ (6.6)	$ (7.1)